Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Options, beginning balance	590,047	465,247	365,495
Options, granted	133,925	148,426	141,928
Options, exercised	(132,702)	(12,357)	(5,500)
Options, forfeited	(11,749)	(11,269)	(36,676)
Options, ending balance	579,521	590,047	465,247
Options, exercisable	315,253
Weighted average exercise price, granted	$ 41.84	$ 32.54	$ 33.83
Weighted average exercise price, exercised	34.01	22.38	28.09
Weighted average exercise price, forfeited	35.79	33.93	35.88
Weighted average grant date fair value, granted	16.62	14.82	13.35
Weighted average grant date fair value, exercised	12.85	8.63	10.03
Weighted average grant date fair value, forfeited	$ 15.39	$ 14.56	$ 13.50